CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Warrants [Member]	Capital reserve [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2018	$ 3,110	$ 250,192	$ 0	$ 11,955	$ (1,416)	$ (222,520)	$ 41,321
CHANGES IN
Issuance of share capital and warrants, net	1,580	14,165	0	0	0	0	15,745
Employee stock options exercised	2	83	0	(84)	0	0	1
Employee stock options forfeited and expired	0	1,498	0	(1,498)	0	0	0
Share-based compensation	0	0	0	1,759	0	0	1,759
Comprehensive loss for the year	0	0	0	0	0	(25,446)	(25,446)
BALANCE at Dec. 31, 2019	4,692	265,938	0	12,132	(1,416)	(247,966)	33,380
CHANGES IN
Issuance of share capital and warrants, net	4,777	9,395	0	0	0	0	14,172
Warrants exercised	393	2,826	0	0	0	0	3,219
Employee stock options exercised	8	228	0	(228)	0	0	8
Employee stock options forfeited and expired	0	854	0	(854)	0	0	0
Share-based compensation	0	0	0	1,272	0	0	1,272
Comprehensive loss for the year	0	0	0	0	0	(30,021)	(30,021)
BALANCE at Dec. 31, 2020	9,870	279,241	0	12,322	(1,416)	(277,987)	22,030
CHANGES IN
Issuance of share capital and warrants, net	8,956	40,476	975	0	0	0	50,407
Warrants exercised	2,235	18,967	0	0	0	0	21,202
Employee stock options exercised	5	41	0	(39)	0	0	7
Employee stock options forfeited and expired	0	621	0	(621)	0	0	0
Share-based compensation	0	0		1,495	0	0	1,495
Comprehensive loss for the year		0		0	0	(27,054)	(27,054)
BALANCE at Dec. 31, 2021	$ 21,066	$ 339,346	$ 975	$ 13,157	$ (1,416)	$ (305,041)	$ 68,087